UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Accumulative Fund (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.4%
Boeing Co. (The)	90	$11,464
Moog, Inc. (A)	100	6,840
Precision Castparts Corp.	59	13,976

		32,280

Airlines – 1.0%
Delta Air Lines, Inc. (B)	375	13,556

Apparel Retail – 2.1%
Limited Brands, Inc.	415	27,797

Application Software – 1.3%
Adobe Systems, Inc. (A)	250	17,298

Automobile Manufacturers – 1.7%
Ford Motor Co.	1,550	22,925

Biotechnology – 4.9%
Biogen Idec, Inc. (A)	35	11,578
BioMarin Pharmaceutical, Inc. (A)	170	12,267
Gilead Sciences, Inc. (A)	50	5,323
Incyte Corp. (A)	175	8,584
Ironwood Pharmaceuticals, Inc., Class A (A)	480	6,218
KYTHERA Biopharmaceuticals, Inc. (A)	360	11,794
Medivation, Inc. (A)	90	8,898

		64,662

Brewers – 1.8%
Anheuser-Busch InBev S.A. ADR	215	23,833

Broadcasting – 3.2%
CBS Corp., Class B	470	25,145
Discovery Communications, Inc. (A)	230	8,574
Discovery Holding Co., Class A (A)	230	8,694

		42,413

Cable & Satellite – 4.6%
Comcast Corp., Class A	430	23,125
Time Warner Cable, Inc.	180	25,827
Time Warner, Inc.	150	11,282

		60,234

Casinos & Gaming – 0.9%
Las Vegas Sands, Inc.	200	12,442

Construction Machinery & Heavy Trucks – 1.9%
Joy Global, Inc.	300	16,362
Westinghouse Air Brake Technologies Corp.	105	8,509

		24,871

Consumer Electronics – 1.4%
Harman International Industries, Inc.	185	18,137

Data Processing & Outsourced Services – 2.9%
Alliance Data Systems Corp. (A)	20	4,965
MasterCard, Inc., Class A	290	21,437
Visa, Inc., Class A	55	11,735

		38,137

Diversified Chemicals – 0.9%
Dow Chemical Co. (The)	215	11,275

Footwear – 0.8%
NIKE, Inc., Class B	115	10,258

Health Care Facilities – 1.9%
Acadia Healthcare Co., Inc. (A)	130	6,305
HCA Holdings, Inc. (A)	230	16,220
Surgical Care Affiliates, Inc. (A)	110	2,940

		25,465

Health Care Technology – 0.6%
Cerner Corp. (A)	130	7,744

Home Improvement Retail – 1.4%
Home Depot, Inc. (The)	195	17,889

Hotels, Resorts & Cruise Lines – 2.5%
Hilton Worldwide Holdings, Inc. (A)	470	11,576
Starwood Hotels & Resorts Worldwide, Inc.	255	21,219

		32,795

Household Products – 0.8%
Procter & Gamble Co. (The)	120	10,049

Hypermarkets & Super Centers – 2.0%
Costco Wholesale Corp.	210	26,317

Industrial Machinery – 2.3%
Flowserve Corp.	200	14,104
Pentair, Inc.	255	16,700

		30,804

Integrated Oil & Gas – 1.1%
Exxon Mobil Corp.	150	14,108

Internet Software & Services – 1.7%
Google, Inc., Class C (A)	22	12,702
Twitter, Inc. (A)	110	5,674
Yahoo!, Inc. (A)	100	4,075

		22,451

IT Consulting & Other Services – 0.8%
International Business Machines Corp.	55	10,441

Leisure Facilities – 2.0%
Vail Resorts, Inc.	305	26,462

Motorcycle Manufacturers – 2.1%
Harley-Davidson, Inc.	475	27,645

Movies & Entertainment – 1.9%
AMC Entertainment Holdings, Inc., Class A	240	5,518
Twenty-First Century Fox, Inc., Class A	570	19,545

		25,063

Oil & Gas Equipment & Services – 0.8%
National Oilwell Varco, Inc.	75	5,707
Schlumberger Ltd.	50	5,085

		10,792

Oil & Gas Exploration & Production – 2.6%
Cimarex Energy Co.	80	10,122
Equitable Resources, Inc.	80	7,323
Noble Energy, Inc.	180	12,305
Southwestern Energy Co. (A)	150	5,243

		34,993

Oil & Gas Refining & Marketing – 0.6%
HollyFrontier Corp.	180	7,862

Oil & Gas Storage & Transportation – 0.9%
MarkWest Energy Partners L.P.	155	11,907

Other Diversified Financial Services – 3.2%
Citigroup, Inc.	230	11,919
JPMorgan Chase & Co.	500	30,120

		42,039

Packaged Foods & Meats – 2.3%
Hain Celestial Group, Inc. (The) (A)	100	10,235
Mead Johnson Nutrition Co.	225	21,649

		31,884

Pharmaceuticals – 10.4%
Allergan, Inc. (B)	250	44,547
Aratana Therapeutics, Inc. (A)	310	3,112
Endo Pharmaceuticals Holdings, Inc. (A)	115	7,859
Jazz Pharmaceuticals plc (A)	150	24,084
Perrigo Co. Ltd.	125	18,774
Revance Therapeutics, Inc. (A)	235	4,543
Shire Pharmaceuticals Group plc ADR	40	10,362
Teva Pharmaceutical Industries Ltd. ADR	470	25,263

		138,544

Railroads – 5.9%
Canadian Pacific Railway Ltd. (B)	170	35,270
Kansas City Southern	350	42,420

		77,690

Regional Banks – 1.7%
PNC Financial Services Group, Inc. (The)	125	10,698
Signature Bank (A)	109	12,214

		22,912

Restaurants – 4.2%
Dunkin’ Brands Group, Inc.	150	6,723
Panera Bread Co., Class A (A)	125	20,340
Starbucks Corp.	325	24,525
Zoe’s Kitchen, Inc. (A)	150	4,614

		56,202

Semiconductor Equipment – 1.9%
Applied Materials, Inc.	1,175	25,392

Semiconductors – 1.0%
NXP Semiconductors N.V. (A)	190	13,002

Systems Software – 2.0%
Microsoft Corp.	575	26,657

Technology Hardware, Storage & Peripherals – 5.1%
Apple, Inc.	675	68,005

Tobacco – 1.3%
Philip Morris International, Inc.	200	16,680

Trading Companies & Distributors – 1.0%
Fastenal Co.	300	13,470

TOTAL COMMON STOCKS – 97.8%		$1,295,382
(Cost: $1,017,805)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 2.1%
Air Products and Chemicals, Inc.,
0.100%, 10-27-14 (C)	$5,000	5,000
Army & Air Force Exchange Service,
0.080%, 10-27-14 (C)	2,000	2,000
BMW U.S. Capital LLC (GTD by BMW AG),
0.090%, 10-20-14 (C)	5,000	5,000
Campbell Soup Co.,
0.180%, 10-6-14 (C)	3,000	3,000
Diageo Capital plc (GTD by Diageo plc),
0.250%, 10-9-14 (C)	3,000	3,000
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc),
0.090%, 10-21-14 (C)	8,000	7,999
Sonoco Products Co.,
0.170%, 10-1-14 (C)	1,386	1,386

		27,385

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.102%, 10-7-14 (D)	2,724	2,724

TOTAL SHORT-TERM SECURITIES – 2.3%		$30,109
(Cost: $30,109)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,325,491
(Cost: $1,047,914)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(912)

NET ASSETS – 100.0%		$1,324,579

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	Rate shown is the yield to maturity at September 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Allergan, Inc.	N/A	Call	250	October 2014	$180.00	$62	$(132)
	N/A	Call	250	October 2014	177.50	74	(179)
Canadian Pacific Railway Ltd.	N/A	Put	150	December 2014	175.00	22	(15)
	N/A	Call	300	December 2014	230.00	47	(52)
Delta Air Lines, Inc.	N/A	Call	1,000	October 2014	42.00	33	(10)
						$238	$(388)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,295,382	$—	$—
Short-Term Securities	—	30,109	—
Total	$1,295,382	$30,109	$—

Liabilities
Written Options	$68	$320	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,047,914

Gross unrealized appreciation	298,255
Gross unrealized depreciation	(20,678)

Net unrealized appreciation	$277,577

CONSOLIDATED SCHEDULE OF INVESTMENTS Asset Strategy Fund (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.3%
Boeing Co. (The)	335	$42,685
Precision Castparts Corp.	151	35,816

		78,501

Airlines – 0.4%
Japan Airlines Corp. (A)	557	15,230

Apparel Retail – 0.5%
Limited Brands, Inc.	270	18,085

Application Software – 2.3%
Adobe Systems, Inc. (B)	526	36,394
Intuit, Inc.	481	42,160

		78,554

Auto Parts & Equipment – 0.8%
Continental AG (A)	151	28,751

Automobile Manufacturers – 1.2%
Ford Motor Co.	2,755	40,741

Biotechnology – 2.8%
Amgen, Inc. (C)	294	41,296
Biogen Idec, Inc. (B)	92	30,302
Gilead Sciences, Inc. (B)(C)	257	27,336

		98,934

Brewers – 2.5%
InBev N.V. (A)	336	37,442
SABMiller plc (A)	920	51,110

		88,552

Broadcasting – 0.4%
CBS Corp., Class B	250	13,400

Casinos & Gaming – 6.7%
Galaxy Entertainment Group (A)	23,555	136,813
Las Vegas Sands, Inc.	1,470	91,451
Macau Legend Development Ltd. (A)(B)	5,892	2,990

		231,254

Construction Machinery & Heavy Trucks – 1.5%
Caterpillar, Inc. (C)	523	51,773

Data Processing & Outsourced Services – 1.5%
Alliance Data Systems Corp. (B)	112	27,806
Visa, Inc., Class A	107	22,745

		50,551

Diversified Banks – 0.9%
Wells Fargo & Co. (C)	634	32,870

Diversified Chemicals – 0.9%
Dow Chemical Co. (The) (C)	594	31,160

Diversified Metals & Mining – 2.2%
BHP Billiton plc (A)	825	22,937
Freeport-McMoRan Copper & Gold, Inc., Class B (C)	807	26,361
Rio Tinto plc (A)	503	24,701

		73,999

Home Improvement Retail – 1.1%
Home Depot, Inc. (The)	400	36,714

Integrated Oil & Gas – 2.9%
Chevron Corp. (C)	215		25,702
Exxon Mobil Corp.	273		25,676
Occidental Petroleum Corp. (C)	484		46,489

			97,867

Internet Retail – 1.3%
Amazon.com, Inc. (B)(C)	143		46,044

Internet Software & Services – 2.4%
Alibaba Group Holding Ltd. ADR (B)	134		11,897
Baidu.com, Inc. ADR (B)	136		29,599
Tencent Holdings Ltd. (A)	2,782		41,388

			82,884

Investment Banking & Brokerage – 1.2%
Goldman Sachs Group, Inc. (The)	229		41,946

IT Consulting & Other Services – 1.5%
Cognizant Technology Solutions Corp., Class A (B)	1,169		52,316

Leisure Facilities – 0.0%
Circuit of the Americas LLC, Class B (B)	—	*	—

Life & Health Insurance – 5.2%
AIA Group Ltd. (A)	19,618		101,436
MetLife, Inc. (C)	703		37,738
Prudential Financial, Inc. (C)	417		36,671

			175,845

Managed Health Care – 0.6%
Humana, Inc.	149		19,387

Movies & Entertainment – 6.6%
Delta Topco Ltd. (B)(E)	104,001		85,703
Legend Pictures LLC (B)(E)(L)	22		41,991
Media Group Holdings LLC (B)(E)(F)(L)	43		92,958
Twenty-First Century Fox, Inc., Class A	268		9,183

			229,835

Multi-Line Insurance – 1.1%
American International Group, Inc. (C)	717		38,738

Oil & Gas Equipment & Services – 0.4%
Schlumberger Ltd.	120		12,243

Oil & Gas Exploration & Production – 1.4%
ConocoPhillips	645		49,385

Oil & Gas Refining & Marketing – 0.3%
Phillips 66	141		11,468

Oil & Gas Storage & Transportation – 1.2%
Plains GP Holdings L.P., Class A	1,396		42,790

Other Diversified Financial Services – 1.5%
Citigroup, Inc.	995		51,556

Packaged Foods & Meats – 0.8%
Mead Johnson Nutrition Co.	282		27,105

Pharmaceuticals – 0.7%
Bristol-Myers Squibb Co.	196	10,036
Roche Holdings AG, Genusscheine (A)	49	14,412

		24,448

Railroads – 1.2%
Union Pacific Corp.	371	40,191

Research & Consulting Services – 1.6%
Nielsen Holdings N.V.	1,260	55,843

Semiconductor Equipment – 1.6%
Applied Materials, Inc.	2,072	44,767
ASML Holding N.V., NY Registry Shares	107	10,574

		55,341

Semiconductors – 4.3%
Advanced Micro Devices, Inc. (B)	4,834	16,485
Intel Corp.	1,024	35,666
MediaTek, Inc. (A)	922	13,654
Micron Technology, Inc. (B)	569	19,484
Taiwan Semiconductor Manufacturing Co. Ltd. (A)	5,001	19,728
Texas Instruments, Inc. (C)	984	46,947

		151,964

Specialty Chemicals – 0.9%
LyondellBasell Industries N.V., Class A	301	32,718

Systems Software – 2.2%
Microsoft Corp.	1,673	77,560

Technology Hardware, Storage & Peripherals – 2.8%
Apple, Inc.	746	75,180
FUJIFILM Holdings Corp. (A)	716	22,010

		97,190

TOTAL COMMON STOCKS – 71.7%		$2,483,733
(Cost: $2,297,194)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Apple, Inc.:
Call $105.00, Expires 11-21-14, OTC (Ctrpty: Deutsche Bank AG)	1,032	204
Call $105.00, Expires 12-19-14, OTC (Ctrpty: Deutsche Bank AG)	1,032	266
S&P 500 Index:
Put $1,875.00, Expires 10-3-14	417	18
Put $1,935.00, Expires 10-3-14	417	136
Call $2,050.00, Expires 10-17-14	1,964	108
Put $1,775.00, Expires 10-24-14	417	96
Put $1,925.00, Expires 10-24-14	417	604
Call $2,125.00, Expires 12-19-14	2,946	493
Call $2,150.00, Expires 12-19-14, OTC (Ctrpty: Bank of America N.A.)	1,635	127
Call $2,175.00, Expires 1-16-15, OTC (Ctrpty: Bank of America N.A.)	1,635	208
Call $2,200.00, Expires 3-19-15, OTC (Ctrpty: JPMorgan Chase Bank N.A.)	1,635	557

TOTAL PURCHASED OPTIONS – 0.1%		$2,817
(Cost: $7,012)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.4%
Aston Martin Holdings Ltd.,
10.250%, 7-15-18 (D)(G)	$14,167	14,280

Leisure Facilities – 0.1%
Circuit of the Americas LLC, Series C,
0.000%, 12-31-20 (H)	8,094	5,016

Movies & Entertainment – 3.8%
Delta Topco Ltd.,
10.000%, 11-24-60 (E)(G)	87,217	87,217
Legendary Pictures Funding LLC and Legendary Finance, Inc.,
8.000%, 3-15-18	41,100	40,845

		128,062

TOTAL CORPORATE DEBT SECURITIES – 4.3%		$147,358
(Cost: $155,061)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.500%, 9-15-17 (I)	62	1
5.500%, 3-15-23 (I)	227	23
5.500%, 10-15-25 (I)	1,370	196
5.500%, 5-15-33 (I)	746	154
6.000%, 11-15-35 (I)	530	109
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6-25-23 (I)	363	51
5.500%, 8-25-33 (I)	809	139
5.500%, 12-25-33 (I)	702	39
5.500%, 4-25-34 (I)	1,122	214
5.500%, 11-25-36 (I)	1,325	251
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3-20-32 (I)	276	10
5.000%, 7-20-33 (I)	51	1
5.500%, 11-20-33 (I)	338	11
5.500%, 7-20-35 (I)	440	84

		1,283

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$1,283
(Cost: $4,919)

BULLION – 6.1%	Troy Ounces
Gold	173	$209,722

(Cost: $234,327)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 18.5%
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.080%, 10-6-14 (J)	$3,600	3,600
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB):
0.150%, 10-14-14 (J)	9,408	9,407
0.150%, 11-17-14 (J)	7,800	7,798
Army & Air Force Exchange Service:
0.140%, 11-17-14 (J)	5,000	4,999
0.140%, 11-24-14 (J)	20,000	19,996
0.140%, 11-25-14 (J)	6,000	5,999
0.140%, 12-2-14 (J)	10,000	9,998
Baxter International, Inc.,
0.240%, 10-9-14 (J)	10,000	9,999
Bemis Co., Inc.:
0.240%, 10-6-14 (J)	4,000	4,000
0.240%, 10-9-14 (J)	15,000	14,999
0.250%, 10-16-14 (J)	5,750	5,749
0.250%, 10-22-14 (J)	5,000	4,999
BMW U.S. Capital LLC (GTD by BMW AG):
0.100%, 10-14-14 (J)	13,764	13,764

BMW U.S. Capital LLC (GTD by BMW AG): (continued)
0.090%, 10-15-14 (J)	14,000	13,999
BorgWarner, Inc.,
0.260%, 10-22-14 (J)	15,000	14,998
Campbell Soup Co.,
0.180%, 10-6-14 (J)	5,000	5,000
Coca-Cola Co. (The):
0.090%, 10-8-14 (J)	15,000	15,000
0.090%, 10-10-14 (J)	15,000	15,000
0.090%, 10-22-14 (J)	10,000	9,999
0.110%, 11-12-14 (J)	10,000	9,999
Diageo Capital plc (GTD by Diageo plc),
0.260%, 10-7-14 (J)	15,000	14,999
DTE Electric Co.,
0.190%, 10-6-14 (J)	6,100	6,100
DTE Energy Co. (GTD by Detroit Edison Co.),
0.220%, 10-23-14 (J)	5,000	4,999
Emerson Electric Co.,
0.110%, 10-16-14 (J)	20,000	19,998
Enbridge, Inc.:
0.280%, 10-10-14 (J)	16,000	15,999
0.310%, 10-21-14 (J)	10,000	9,998
Essilor International S.A.,
0.180%, 11-14-14 (J)	10,000	9,998
General Mills, Inc.:
0.170%, 10-14-14 (J)	15,000	14,999
0.210%, 10-16-14 (J)	10,000	9,999
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc):
0.090%, 10-21-14 (J)	15,000	14,999
0.130%, 10-28-14 (J)	17,000	16,998
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.):
0.170%, 10-9-14 (J)	6,500	6,500
0.200%, 11-4-14 (J)	15,000	14,997
Hewlett-Packard Co.,
0.300%, 10-27-14 (J)	25,000	24,993
J.M. Smucker Co. (The),
0.260%, 10-20-14 (J)	14,000	13,998
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.090%, 10-17-14 (J)	10,000	10,000
Kellogg Co.:
0.150%, 10-7-14 (J)	5,000	5,000
0.180%, 10-23-14 (J)	10,000	9,999
Kroger Co. (The):
0.220%, 10-14-14 (J)	14,000	13,999
0.230%, 10-24-14 (J)	5,000	4,999
Merck & Co., Inc.,
0.080%, 10-6-14 (J)	20,000	19,999
Microsoft Corp.:
0.090%, 10-1-14 (J)	16,000	16,000
0.090%, 10-15-14 (J)	8,400	8,400
0.080%, 10-22-14 (J)	20,000	19,998
Mondelez International, Inc.,
0.210%, 10-24-14 (J)	15,000	14,998
NBCUniversal Enterprise, Inc.:
0.220%, 10-3-14 (J)	10,000	10,000
0.240%, 10-10-14 (J)	15,000	14,999
0.220%, 10-17-14 (J)	10,000	9,999
PACCAR Financial Corp. (GTD by PACCAR, Inc.):
0.090%, 10-9-14 (J)	12,000	12,000
0.080%, 10-23-14 (J)	6,000	6,000
PepsiCo, Inc.:
0.080%, 10-14-14 (J)	15,000	15,000
0.090%, 10-16-14 (J)	10,000	10,000
Roche Holdings, Inc.,
0.090%, 10-20-14 (J)	10,000	10,000
Unilever N.V. (GTD by Unilever plc):
0.120%, 10-8-14 (J)	10,000	10,000
0.170%, 11-12-14 (J)	20,000	19,996

		640,262

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.102%, 10-7-14 (K)	4,315	4,315

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.110%, 10-1-14 (K)	7,000	7,000

TOTAL SHORT-TERM SECURITIES – 18.8%		$651,577
(Cost: $651,585)

TOTAL INVESTMENT SECURITIES – 101.0%		$3,496,490
(Cost: $3,350,098)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0%)		(35,977)

NET ASSETS – 100.0%		$3,460,513

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the total value of these securities amounted to $14,280 or 0.4% of net assets.

(E)	Restricted securities. At September 30, 2014, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1-23-12 to 5-1-12	104,001	$70,393	$85,703
Legend Pictures LLC	12-18-12	22	$41,637	$41,991
Media Group Holdings LLC	4-23-13	43	$92,957	$92,958

		Principal
Delta Topco Ltd.	1-23-12 to 6-18-12	$87,217	$88,115	$87,217
			$293,102	$307,869

The total value of these securities represented 8.9% of net assets at September 30, 2014.

(F)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(G)	Payment-in-kind bonds.

(H)	Zero coupon bond.

(I)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(J)	Rate shown is the yield to maturity at September 30, 2014.

(K)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

(L)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated.

The following forward foreign currency contracts were outstanding at September 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Citibank N.A.	2,476,473	10-10-14	$1,242	$—
Sell	Japanese Yen	Morgan Stanley International	1,541,142	10-10-14	466	—
					$1,708	$—

The following written options were outstanding at September 30, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
S&P 500 Index	N/A	Put	834	October 2014	$1,905.00	$210	$(92)
	N/A	Put	834	October 2014	1,850.00	348	(458)
	Bank of America N.A.	Put	327	December 2014	1,850.00	958	(759)
	N/A	Put	982	December 2014	1,850.00	3,527	(2,278)
	Bank of America N.A.	Put	327	January 2015	1,825.00	1,004	(873)
	JPMorgan Chase Bank N.A.	Put	327	March 2015	1,800.00	1,355	(1,269)
Texas Instruments, Inc.	Deutsche Bank AG	Put	636	October 2014	43.00	28	(3)
						$7,430	$(5,732)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$424,153	$—	$220,671
Consumer Staples	115,657	—	—
Energy	213,753	—	—
Financials	340,955	—	—
Health Care	142,769	—	—
Industrials	241,538	—	—
Information Technology	646,360	—	—
Materials	137,877	—	—
Total Common Stocks	$2,263,062	$—	$220,671
Purchased Options	1,455	1,362	—
Corporate Debt Securities	—	60,141	87,217
United States Government Agency Obligations	—	1,283	—
Bullion	209,722	—	—
Short-Term Securities	—	651,577	—
Total	$2,474,239	$714,363	$307,888
Forward Foreign Currency Contracts	$—	$1,708	$—
Liabilities
Written Options	$2,828	$2,904	$—

As of September 30, 2014, there were no transfers between Level 1 and Level 2 during the period.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities		Loans
Beginning Balance 7-1-14	$243,481	$134,028		$22,858
Net realized gain (loss)	—	—		247
Net change in unrealized appreciation (depreciation)	(22,858)	—	*	(1,107)
Purchases	48	—		—
Sales	—	—		(22,000)
Amortization/Accretion of premiums/discounts		—		2
Transfers into Level 3 during the period	—	—		—
Transfers out of Level 3 during the period	—	(46,811)		—
Ending Balance 9-30-14	$220,671	$87,217		$—
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-14	$(22,858)	$—	*	$—

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 9-30-14	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$220,671	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.8 to 9.5%
			Illiquidity discount	9.5 to 10%
Corporate Debt Securities	87,217	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.8%
			Illiquidity discount	10%

Significant increase in price-earnings ratio or long-term growth rate inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital or illiquidity discount inputs could result in a lower fair value measurement.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY FUND

WRA ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Waddell & Reed Advisors Asset Strategy Fund (referred to as “the Fund” in this subsection). WRA ASF III (SBP), LLC and WRA ASF, LLC (each a “Company”), collectively “the Companies”, Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Fund. Each Subsidiary and Company acts as an investment vehicle for the Fund, as applicable, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, its Subsidiary and the Companies. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Companies. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and each Company comprising the entire issued share capital of the Subsidiary and each Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and each Company confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and each Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2014 of the Subsidiary and Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets

WRA ASF II, Ltd.	1-31-13	4-10-13	$3,496,060	$211,663	6.05%

WRA ASF III (SBP), LLC	4-9-13	4-23-13	3,496,060	92,966	2.66

WRA ASF, LLC	12-10-12	12-18-12	3,496,060	42,011	1.20

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,350,098

Gross unrealized appreciation	254,189
Gross unrealized depreciation	(107,797)

Net unrealized appreciation	$146,392

SCHEDULE OF INVESTMENTS Continental Income Fund (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 3.5%
Boeing Co. (The)	174	$22,152
Lockheed Martin Corp.	31	5,648
Precision Castparts Corp.	83	19,543

		47,343

Airlines – 1.6%
Southwest Airlines Co.	631	21,295

Apparel Retail – 1.9%
Limited Brands, Inc.	387	25,935

Application Software – 1.4%
Autodesk, Inc. (A)	344	18,976

Asset Management & Custody Banks – 1.4%
Northern Trust Corp.	284	19,307

Brewers – 1.4%
Anheuser-Busch InBev S.A. ADR	175	19,399

Broadcasting – 1.3%
CBS Corp., Class B	279	14,947
CBS Outdoor Americas, Inc.	98	2,923

		17,870

Cable & Satellite – 2.3%
Comcast Corp., Class A	351	18,888
Time Warner Cable, Inc.	81	11,637

		30,525

Casinos & Gaming – 0.7%
Las Vegas Sands, Inc.	145	9,027

Construction Machinery & Heavy Trucks – 1.6%
Cummins, Inc.	160	21,170

Consumer Finance – 1.4%
American Express Co.	215	18,787

Data Processing & Outsourced Services – 2.5%
Alliance Data Systems Corp. (A)	79	19,490
FleetCor Technologies, Inc. (A)	111	15,818

		35,308

Distillers & Vintners – 2.2%
Brown-Forman Corp., Class B	149	13,461
Constellation Brands, Inc. (A)	183	15,941

		29,402

Diversified Chemicals – 2.8%
Dow Chemical Co. (The)	382	20,032
PPG Industries, Inc.	96	18,789

		38,821

Electrical Components & Equipment – 1.4%
Rockwell Automation, Inc.	172	18,932

Home Improvement Retail – 1.5%
Home Depot, Inc. (The)	219	20,109

Hotels, Resorts & Cruise Lines – 0.8%
Hyatt Hotels Corp., Class A (A)	189	11,426

Household Products – 1.4%
Colgate-Palmolive Co.	292	19,031

Industrial Conglomerates – 1.4%
3M Co.	133	18,829

Industrial Gases – 0.8%
Praxair, Inc.	82	10,565

Internet Retail – 1.3%
Amazon.com, Inc. (A)	57	18,282

IT Consulting & Other Services – 1.4%
Cognizant Technology Solutions Corp., Class A (A)	416	18,620

Managed Health Care – 1.1%
UnitedHealth Group, Inc.	171	14,749

Motorcycle Manufacturers – 1.2%
Harley-Davidson, Inc.	273	15,883

Movies & Entertainment –1.5%
Twenty-First Century Fox, Inc.	596	19,853

Multi-Line Insurance – 1.5%
American International Group, Inc.	366	19,755

Oil & Gas Equipment & Services – 2.7%
National Oilwell Varco, Inc.	242	18,378
Schlumberger Ltd.	196	19,880

		38,258

Oil & Gas Exploration & Production – 2.8%
ConocoPhillips	257	19,627
Noble Energy, Inc.	258	17,644

		37,271

Oil & Gas Refining & Marketing – 1.4%
Phillips 66	236	19,150

Oil & Gas Storage & Transportation – 1.9%
Plains GP Holdings L.P., Class A	264	8,095
Regency Energy Partners L.P.	524	17,106

		25,201

Other Diversified Financial Services – 3.4%
Citigroup, Inc.	410	21,246
JPMorgan Chase & Co.	419	25,211

		46,457

Packaged Foods & Meats – 1.2%
Mead Johnson Nutrition Co.	175	16,839

Personal Products – 0.9%
Estee Lauder Co., Inc. (The), Class A	161	12,022

Pharmaceuticals – 3.9%
GlaxoSmithKline plc ADR	319	14,683
Johnson & Johnson	189	20,177
Teva Pharmaceutical Industries Ltd. ADR	327	17,571

		52,431

Railroads – 1.9%
Union Pacific Corp.	236	25,630

Regional Banks – 2.0%
PNC Financial Services Group, Inc. (The)	323	27,651

Semiconductor Equipment – 1.6%
Applied Materials, Inc.	990	21,387

Semiconductors – 2.4%
Broadcom Corp., Class A	117	4,729
Microchip Technology, Inc.	360	16,984
Texas Instruments, Inc.	215	10,249

		31,962

Specialty Stores – 1.1%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	124	14,641

Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.	229	23,064

TOTAL COMMON STOCKS – 70.2%		$951,163
(Cost: $701,271)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.6%
General Dynamics Corp.,
1.000%, 11-15-17	$1,000	989
Northrop Grumman Corp.,
1.750%, 6-1-18	950	942
TransDigm Group, Inc.,
7.500%, 7-15-21	5,293	5,650

		7,581

Apparel Retail – 0.3%
Limited Brands, Inc.:
6.625%, 4-1-21	2,915	3,213
5.625%, 2-15-22	744	776

		3,989

Asset Management & Custody Banks – 0.3%
Ares Capital Corp.,
4.875%, 11-30-18	3,300	3,485

Auto Parts & Equipment – 0.1%
Delphi Corp.,
5.000%, 2-15-23	808	865

Automobile Manufacturers – 0.9%
Ford Motor Co., Convertible,
4.250%, 11-15-16	4,000	6,856
Toyota Motor Credit Corp.,
2.000%, 10-24-18	2,000	2,003
Volkswagen Group of America, Inc.,
2.125%, 5-23-19 (B)	5,000	4,960

		13,819

Biotechnology – 0.3%
Amgen, Inc.,
2.200%, 5-22-19	4,200	4,156

Brewers – 0.2%
Heineken N.V.,
1.400%, 10-1-17 (B)	750	745
SABMiller Holdings, Inc.,
2.200%, 8-1-18 (B)	1,800	1,797

		2,542

Broadcasting – 0.1%
Discovery Communications LLC,
3.300%, 5-15-22	900	894

Cable & Satellite – 0.1%
Pearson Funding Five plc,
3.250%, 5-8-23 (B)	800	765

Consumer Finance – 1.5%
American Express Credit Corp.,
2.125%, 7-27-18	1,150	1,156
American Honda Finance Corp.,
2.125%, 10-10-18	1,200	1,206
Capital One Bank USA N.A.:
2.150%, 11-21-18	1,500	1,495
2.250%, 2-13-19	2,000	1,982
Capital One N.A.,
2.400%, 9-5-19	2,100	2,079
Charles Schwab Corp. (The),
2.200%, 7-25-18	700	708
Discover Bank,
2.000%, 2-21-18	1,650	1,642
General Motors Financial Co., Inc.,
2.750%, 5-15-16	966	973
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
3.500%, 7-10-19	1,800	1,814
Hyundai Capital America,
2.875%, 8-9-18 (B)	1,200	1,229
IntercontinentalExchange Group, Inc.,
2.500%, 10-15-18	1,200	1,219
SLM Corp.,
4.875%, 6-17-19	1,500	1,500
Total System Services, Inc.,
2.375%, 6-1-18	3,900	3,874

		20,877

Data Processing & Outsourced Services – 0.1%
Fidelity National Financial, Inc.,
6.600%, 5-15-17	1,300	1,446

Distillers & Vintners – 0.5%
Beam, Inc.:
1.875%, 5-15-17	900	905
1.750%, 6-15-18	750	737
Brown-Forman Corp.,
1.000%, 1-15-18	1,000	975
Constellation Brands, Inc.,
3.750%, 5-1-21	5,449	5,348

		7,965

Distributors – 0.0%
LKQ Corp.,
4.750%, 5-15-23	607	587

Diversified Banks – 4.7%
ABN AMRO Bank N.V.,
2.500%, 10-30-18 (B)	3,000	3,029
Bank of America Corp.,
2.000%, 1-11-18	2,100	2,091
Bank of New York Mellon Corp. (The),
2.100%, 1-15-19	3,500	3,482
Bank of Nova Scotia (The):
1.450%, 4-25-18	2,000	1,972
2.050%, 10-30-18	3,150	3,142
Barclays Bank plc,
2.500%, 2-20-19	1,400	1,402
BNP Paribas S.A.:
2.450%, 3-17-19	3,900	3,914
5.186%, 6-29-49 (B)	2,900	2,929
Commonwealth Bank of Australia,
2.250%, 3-13-19	2,900	2,898
DBS Group Holdings Ltd.,
2.246%, 7-16-19 (B)	5,250	5,197
HSBC USA, Inc.,
1.625%, 1-16-18	1,200	1,196
ING Bank N.V.,
2.500%, 10-1-19 (B)	3,500	3,478
Lloyds Bank plc,
2.350%, 9-5-19	1,750	1,737
Mizuho Bank Ltd.,
2.650%, 9-25-19 (B)	3,500	3,500

National Australia Bank Ltd.,
2.300%, 7-25-18	2,000	2,027
Nordea Bank AB,
1.625%, 5-15-18 (B)	2,990	2,958
Skandinaviska Enskilda Banken AB,
2.375%, 3-25-19 (B)	2,000	2,000
Societe Generale S.A.,
5.922%, 4-29-49 (B)	7,000	7,385
Swedbank AB (publ),
1.750%, 3-12-18 (B)	3,270	3,257
Wells Fargo & Co.:
1.500%, 1-16-18	750	746
2.150%, 1-15-19	1,500	1,495
Westpac Banking Corp.,
2.250%, 7-30-18	4,000	4,041

		63,876

Diversified Metals & Mining – 0.5%
Anglo American plc,
4.125%, 4-15-21 (B)	1,300	1,305
BHP Billiton Finance (USA) Ltd. (GTD by BHP Billiton plc and BHP Billiton Ltd.),
2.050%, 9-30-18	700	703
Freeport-McMoRan Copper & Gold, Inc.,
2.375%, 3-15-18	400	401
Glencore Funding LLC,
3.125%, 4-29-19 (B)	3,500	3,503
Teck Resources,
3.000%, 3-1-19	1,200	1,191

		7,103

Electric Utilities – 0.5%
Electricite de France S.A.,
2.150%, 1-22-19 (B)	2,500	2,494
PPL Energy Supply LLC,
4.600%, 12-15-21	2,100	1,989
Southern Co. (The),
2.450%, 9-1-18	2,050	2,086

		6,569

Electronic Equipment & Instruments – 0.1%
Xerox Corp.,
4.250%, 2-15-15	1,000	1,014

Environmental & Facilities Services – 0.3%
Ecolab, Inc.,
1.450%, 12-8-17	3,925	3,896
Republic Services, Inc.,
5.000%, 3-1-20	500	554

		4,450

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Co.,
2.125%, 7-15-19	1,300	1,293

Food Distributors – 0.3%
Campbell Soup Co.,
2.500%, 8-2-22	900	848
ConAgra Foods, Inc.,
1.900%, 1-25-18	2,498	2,484
General Mills, Inc.,
0.534%, 1-29-16 (C)	250	250

		3,582

Food Retail – 0.1%
Kroger Co. (The),
2.300%, 1-15-19	1,500	1,501

General Merchandise Stores – 0.1%
Dollar General Corp.:
4.125%, 7-15-17	450	470
1.875%, 4-15-18	750	722

		1,192

Health Care Supplies – 0.5%
C.R. Bard, Inc.,
1.375%, 1-15-18	2,800	2,767
Express Scripts Holding Co.,
2.250%, 6-15-19	4,000	3,945
Mallinckrodt International Finance S.A.,
3.500%, 4-15-18	250	242

		6,954

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4-15-23	1,000	953

Hotels, Resorts & Cruise Lines – 0.0%
Hyatt Hotels Corp.,
3.375%, 7-15-23	250	243

Household Products – 0.0%
Church & Dwight Co., Inc.,
2.875%, 10-1-22	250	243

Industrial Gases – 0.4%
Airgas, Inc.,
1.650%, 2-15-18	1,250	1,238
Praxair, Inc.:
1.250%, 11-7-18	3,726	3,635
3.000%, 9-1-21	500	512

		5,385

Industrial Machinery – 0.8%
Dynacast International LLC and Dynacast Finance, Inc.,
9.250%, 7-15-19	4,117	4,405
Eaton Corp.,
1.500%, 11-2-17	6,800	6,771

		11,176

Integrated Telecommunication Services – 0.7%
AT&T, Inc.,
2.300%, 3-11-19	8,250	8,277
Verizon Communications, Inc.,
2.625%, 2-21-20 (B)	1,717	1,696

		9,973

Investment Banking & Brokerage – 0.4%
Goldman Sachs Group, Inc. (The):
2.900%, 7-19-18	1,200	1,229
2.625%, 1-31-19	2,000	1,995
Morgan Stanley,
2.125%, 4-25-18	2,000	2,001

		5,225

IT Consulting & Other Services – 0.4%
iGATE Corp.,
4.750%, 4-15-19 (B)	5,293	5,134

Leisure Products – 0.0%
Mattel, Inc.,
2.500%, 11-1-16	500	513

Life & Health Insurance – 0.1%
AIA Group Ltd.,
2.250%, 3-11-19 (B)	1,600	1,586

Managed Health Care – 0.5%
Aetna, Inc.,
2.200%, 3-15-19	1,600	1,585
WellPoint, Inc.,
1.875%, 1-15-18	4,800	4,795

		6,380

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5-1-18 (B)	1,164	1,211

Movies & Entertainment – 0.3%
News American, Inc.,
3.000%, 9-15-22	2,000	1,948
Viacom, Inc.:
2.500%, 9-1-18	800	810
2.200%, 4-1-19	1,300	1,301

		4,059

Multi-Line Insurance – 0.1%
American International Group, Inc.,
2.300%, 7-16-19	1,950	1,936

Multi-Utilities – 0.1%
Origin Energy Finance Ltd.,
3.500%, 10-9-18 (B)	1,200	1,230

Oil & Gas Drilling – 0.1%
Transocean, Inc.,
2.500%, 10-15-17	1,500	1,500

Oil & Gas Equipment & Services – 0.0%
National Oilwell Varco, Inc.,
1.350%, 12-1-17	250	249

Oil & Gas Exploration & Production – 0.6%
BP Capital Markets plc (GTD by BP plc),
2.241%, 9-26-18	2,850	2,860
ConocoPhillips,
1.050%, 12-15-17	3,200	3,158
Devon Energy Corp.,
2.250%, 12-15-18	1,500	1,497

		7,515

Oil & Gas Storage & Transportation – 0.4%
Buckeye Partners L.P.,
2.650%, 11-15-18	3,300	3,296
Kinder Morgan Energy Partners L.P.,
2.650%, 2-1-19	1,850	1,845

		5,141

Other Diversified Financial Services – 1.9%
CIT Group, Inc.,
3.875%, 2-19-19	1,400	1,376
Citigroup, Inc.,
2.550%, 4-8-19	6,750	6,746
Daimler Finance North America LLC,
2.375%, 8-1-18 (B)	2,250	2,278
Fidelity National Information Services, Inc.,
2.000%, 4-15-18	500	497
Fifth Street Finance Corp.,
4.875%, 3-1-19	5,000	5,170
JPMorgan Chase & Co.,
7.900%, 4-29-49	1,000	1,086
Moody’s Corp.,
2.750%, 7-15-19	800	804
PennantPark Investment Corp.,
4.500%, 10-1-19	5,250	5,280
Total Capital,
2.125%, 8-10-18	1,200	1,215
Total Capital Canada Ltd.,
1.450%, 1-15-18	1,450	1,441

		25,893

Packaged Foods & Meats – 0.2%
Kraft Foods, Inc.,
4.125%, 2-9-16	2,000	2,085

Personal Products – 0.1%
Estee Lauder Co., Inc. (The),
2.350%, 8-15-22	1,200	1,141

Pharmaceuticals – 0.8%
Forest Laboratories, Inc.,
5.000%, 12-15-21 (B)	5,000	5,345
Perrigo Co. Ltd.,
2.300%, 11-8-18 (B)	5,000	4,968

		10,313

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp.,
2.000%, 8-15-18	1,200	1,204
Berkshire Hathaway, Inc.,
1.550%, 2-9-18	250	250

		1,454

Railroads – 0.2%
Burlington Northern Santa Fe LLC,
3.050%, 3-15-22	900	896
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5-15-20	800	767
Union Pacific Corp.,
2.250%, 2-15-19	500	506

		2,169

Regional Banks – 0.5%
BB&T Corp.,
1.450%, 1-12-18	2,200	2,179
PNC Bank N.A.,
2.200%, 1-28-19	2,250	2,253

SunTrust Banks, Inc.,
2.350%, 11-1-18	2,800	2,807

		7,239

Semiconductors – 0.4%
Broadcom Corp.,
2.700%, 11-1-18	750	768
Micron Technology, Inc.,
5.500%, 2-1-25 (B)	5,293	5,187

		5,955

Soft Drinks – 0.4%
PepsiCo, Inc.,
2.250%, 1-7-19	4,750	4,795

Specialized REITs – 0.8%
Aircastle Ltd.,
5.125%, 3-15-21	5,293	5,227
CNL Lifestyles Properties, Inc.,
7.250%, 4-15-19	5,293	5,438

		10,665

Specialty Chemicals – 0.1%
RPM International, Inc.,
3.450%, 11-15-22	750	730
Sherwin-Williams Co. (The),
1.350%, 12-15-17	250	249

		979

Systems Software – 0.4%
CA, Inc.,
2.875%, 8-15-18	2,000	2,028
Oracle Corp.,
2.250%, 10-8-19	3,500	3,486

		5,514

Trucking – 0.1%
Ryder System, Inc.:
2.450%, 11-15-18	1,000	1,010
2.350%, 2-26-19	600	599

		1,609

Wireless Telecommunication Service – 0.2%
American Tower Corp.,
4.700%, 3-15-22	1,140	1,194
Crown Castle International Corp.,
5.250%, 1-15-23	1,171	1,159
Virgin Media Finance plc,
4.875%, 2-15-22	298	282

		2,635

TOTAL CORPORATE DEBT SECURITIES – 23.5%		$318,603
(Cost: $314,320)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.2%
National Archives Facility Trust,
8.500%, 9-1-19	1,731	2,041

Mortgage-Backed Obligations – 0.1%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
6.500%, 12-1-31	65	74
6.500%, 1-1-32	68	79
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7-1-18	386	408
4.500%, 9-1-19	802	846
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 9-15-18	399	424
6.500%, 8-15-28	35	39

		1,870

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.3%		$3,911
(Cost: $3,479)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 1.7%
U.S. Treasury Notes:
4.250%, 11-15-14	10,000	10,051
0.375%, 1-15-16	3,000	3,004
0.625%, 7-15-16	3,500	3,508
0.625%, 2-15-17	6,450	6,423

		22,986

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.7%		$22,986
(Cost: $22,938)

SHORT-TERM SECURITIES
Commercial Paper – 4.2%
Air Products and Chemicals, Inc.:
0.100%, 10-15-14 (D)	5,000	5,000
0.100%, 10-27-14 (D)	3,000	3,000
Bemis Co., Inc.,
0.240%, 10-17-14 (D)	5,000	4,999
BorgWarner, Inc.,
0.260%, 10-22-14 (D)	9,000	8,999
Danaher Corp.,
0.090%, 10-9-14 (D)	10,000	9,999
Diageo Capital plc (GTD by Diageo plc):
0.250%, 10-3-14 (D)	5,000	5,000
0.250%, 10-9-14 (D)	2,000	2,000
DTE Energy Co. (GTD by Detroit Edison Co.),
0.240%, 10-17-14 (D)	6,000	5,999
McCormick & Co., Inc.,
0.150%, 10-6-14 (D)	5,000	5,000
Sysco Corp.,
0.060%, 10-1-14 (D)	3,063	3,063
Wisconsin Gas LLC,
0.110%, 10-3-14 (D)	3,000	3,000

		56,059

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.102%, 10-7-14 (E)	2,991	2,991

TOTAL SHORT-TERM SECURITIES – 4.4%		$59,050
(Cost: $59,051)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,355,713
(Cost: $1,101,059)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(720)

NET ASSETS – 100.0%		$1,354,993

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the total value of these securities amounted to $79,166 or 5.8% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014.

(D)	Rate shown is the yield to maturity at September 30, 2014.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
•	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$951,163	$—	$—
Corporate Debt Securities	—	318,603	—
United States Government Agency Obligations	—	3,911	—
United States Government Obligations	—	22,986	—
Short-Term Securities	—	59,050	—
Total	$951,163	$404,550	$—

There were no transfers between any levels during the period ended September 30, 2014.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,101,059

Gross unrealized appreciation	259,930
Gross unrealized depreciation	(5,276)

Net unrealized appreciation	$254,654

SCHEDULE OF INVESTMENTS Core Investment Fund (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Application Software – 4.2%
Adobe Systems, Inc. (A)	1,724	$119,312
Autodesk, Inc. (A)	1,214	66,880

		186,192

Auto Parts & Equipment – 1.3%
Delphi Automotive plc	918	56,316

Automobile Manufacturers – 1.7%
Ford Motor Co.	5,037	74,497

Biotechnology – 3.2%
Alexion Pharmaceuticals, Inc. (A)	421	69,777
Biogen Idec, Inc. (A)	221	73,009

		142,786

Brewers – 3.0%
Anheuser-Busch InBev S.A. ADR	1,157	128,275

Broadcasting – 2.4%
CBS Corp., Class B	2,031	108,667

Cable & Satellite – 5.4%
Charter Communications, Inc., Class A (A)	453	68,575
Comcast Corp., Class A	1,635	87,947
Time Warner Cable, Inc.	586	84,114

		240,636

Construction Machinery & Heavy Trucks – 0.9%
Cummins, Inc.	309	40,769

Data Processing & Outsourced Services – 3.9%
Alliance Data Systems Corp. (A)	242	60,148
MasterCard, Inc., Class A	1,519	112,284

		172,432

Diversified Banks – 3.9%
Bank of America Corp.	10,085	171,945

Diversified Chemicals – 4.4%
Dow Chemical Co. (The)	2,329	122,154
PPG Industries, Inc.	357	70,138

		192,292

Health Care Equipment – 2.0%
Medtronic, Inc.	1,408	87,250

Home Improvement Retail – 2.0%
Home Depot, Inc. (The)	958	87,924

Hotels, Resorts & Cruise Lines – 1.2%
Hilton Worldwide Holdings, Inc. (A)	2,169	53,425

Hypermarkets & Super Centers – 2.4%
Costco Wholesale Corp.	859	107,687

Industrial Machinery – 2.2%
Flowserve Corp.	1,382	97,437

Internet Retail – 1.0%
Amazon.com, Inc. (A)	133	43,013

Internet Software & Services – 2.8%
Facebook, Inc., Class A (A)	985	77,878
Twitter, Inc. (A)	883	45,519

		123,397

Managed Health Care – 2.0%
Humana, Inc.	681	88,741

Motorcycle Manufacturers – 1.8%
Harley-Davidson, Inc.	1,346	78,333

Multi-Line Insurance – 3.4%
American International Group, Inc.	2,773	149,776

Oil & Gas Exploration & Production – 4.3%
Cabot Oil & Gas Corp.	2,112	69,025
Noble Energy, Inc.	1,786	122,057

		191,082

Oil & Gas Refining & Marketing – 2.9%
Phillips 66	1,548	125,886

Oil & Gas Storage & Transportation – 1.9%
MarkWest Energy Partners L.P.	1,095	84,103

Other Diversified Financial Services – 3.8%
Citigroup, Inc.	3,217	166,700

Packaged Foods & Meats – 1.9%
Mead Johnson Nutrition Co.	871	83,798

Pharmaceuticals – 9.3%
Allergan, Inc.	273	48,682
Bristol-Myers Squibb Co.	1,968	100,717
Shire Pharmaceuticals Group plc ADR	634	164,134
Teva Pharmaceutical Industries Ltd. ADR	1,740	93,536

		407,069

Railroads – 8.7%
Canadian Pacific Railway Ltd.	964	200,063
Kansas City Southern	837	101,505
Union Pacific Corp.	745	80,784

		382,352

Restaurants – 1.4%
Chipotle Mexican Grill, Inc., Class A (A)	96	63,926

Semiconductor Equipment – 3.9%
Applied Materials, Inc.	7,978	172,407

Semiconductors – 2.2%
Texas Instruments, Inc.	2,075	98,971

Tobacco – 2.0%
Philip Morris International, Inc.	1,074	89,560

Wireless Telecommunication Service – 1.7%
American Tower Corp., Class A	798	74,707

TOTAL COMMON STOCKS – 99.1%		$4,372,351
(Cost: $3,272,115)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.9%
BMW U.S. Capital LLC (GTD by BMW AG),
0.090%, 10-1-14 (B)	$3,000	3,000
BorgWarner, Inc.,
0.240%, 10-9-14 (B)	5,000	5,000
DTE Electric Co.,
0.190%, 10-20-14 (B)	20,000	19,997
DTE Energy Co. (GTD by Detroit Edison Co.),
0.210%, 10-3-14 (B)	3,027	3,027
J.M. Smucker Co. (The),
0.260%, 10-3-14 (B)	6,000	6,000
Virginia Electric and Power Co.,
0.210%, 10-2-14 (B)	1,000	1,000

		38,024

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.102%, 10-7-14 (C)	43	43

TOTAL SHORT-TERM SECURITIES – 0.9%		$38,067
(Cost: $38,067)

TOTAL INVESTMENT SECURITIES – 100.0%		$4,410,418
(Cost: $3,310,182)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		59

NET ASSETS – 100.0%		$4,410,477

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,372,351	$—	$—
Short-Term Securities	—	38,067	—
Total	$4,372,351	$38,067	$—

There were no transfers between any levels during the period ended September 30, 2014.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,310,182

Gross unrealized appreciation	1,137,830
Gross unrealized depreciation	(37,594)

Net unrealized appreciation	$1,100,236

SCHEDULE OF INVESTMENTS Dividend Opportunities Fund (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising – 1.7%
Omnicom Group, Inc.	167	$11,513

Aerospace & Defense – 3.9%
Boeing Co. (The)	104	13,241
Honeywell International, Inc.	147	13,688

		26,929

Apparel Retail – 2.6%
Limited Brands, Inc.	278	18,617

Asset Management & Custody Banks – 1.3%
Northern Trust Corp.	136	9,242

Automobile Manufacturers – 2.0%
Ford Motor Co.	930	13,752

Brewers – 2.8%
Anheuser-Busch InBev S.A. ADR	174	19,316

Cable & Satellite – 2.2%
Comcast Corp., Class A	282	15,174

Casinos & Gaming – 2.1%
Wynn Resorts Ltd.	79	14,798

Construction Machinery & Heavy Trucks – 3.9%
Allison Transmission Holdings, Inc.	457	13,033
Caterpillar, Inc.	139	13,800

		26,833

Consumer Electronics – 1.2%
Garmin Ltd.	155	8,077

Data Processing & Outsourced Services – 1.4%
Paychex, Inc.	214	9,441

Distillers & Vintners – 1.3%
Diageo plc ADR	76	8,770

Diversified Banks – 2.7%
Wells Fargo & Co.	358	18,580

Diversified Chemicals – 4.0%
Dow Chemical Co. (The)	248	12,989
PPG Industries, Inc.	74	14,519

		27,508

Electric Utilities – 1.6%
PPL Corp.	332	10,891

Health Care Equipment – 1.8%
Medtronic, Inc.	201	12,467

Home Improvement Retail – 2.8%
Home Depot, Inc. (The)	217	19,917

Household Products – 1.9%
Colgate-Palmolive Co.	200	13,031

Industrial Conglomerates – 1.2%
3M Co.	60	8,550

Industrial Gases – 1.0%
Airgas, Inc.	65	7,237

Industrial Machinery – 1.9%
Eaton Corp.	206	13,073

Industrial REITs – 1.4%
ProLogis	258	9,712

Integrated Oil & Gas – 2.0%
Occidental Petroleum Corp.	141	13,548

Integrated Telecommunication Services – 1.0%
Verizon Communications, Inc.	145	7,229

Oil & Gas Equipment & Services – 2.0%
Schlumberger Ltd.	135	13,724

Oil & Gas Storage & Transportation – 5.1%
Energy Transfer Equity L.P.	191	11,777
MarkWest Energy Partners L.P.	190	14,573
Phillips 66 Partners L.P.	28	1,895
Plains GP Holdings L.P., Class A	239	7,325

		35,570

Other Diversified Financial Services – 3.7%
JPMorgan Chase & Co.	418	25,155

Packaged Foods & Meats – 1.7%
Mead Johnson Nutrition Co.	123	11,840

Pharmaceuticals – 11.3%
Bristol-Myers Squibb Co.	322	16,454
Johnson & Johnson	154	16,383
Merck & Co., Inc.	201	11,918
Pfizer, Inc.	499	14,750
Teva Pharmaceutical Industries Ltd. ADR	346	18,598

		78,103

Property & Casualty Insurance – 2.2%
ACE Ltd.	147	15,395

Railroads – 3.3%
Union Pacific Corp.	212	22,953

Regional Banks – 1.5%
PNC Financial Services Group, Inc. (The)	122	10,419

Research & Consulting Services – 1.5%
Nielsen Holdings N.V.	229	10,163

Semiconductor Equipment – 2.3%
Applied Materials, Inc.	741	16,017

Semiconductors – 6.7%
Analog Devices, Inc.	204	10,084
Microchip Technology, Inc.	464	21,901
Texas Instruments, Inc.	298	14,221

		46,206

Specialty Chemicals – 1.0%
LyondellBasell Industries N.V., Class A	65	7,036

Specialty Stores – 1.5%
Tiffany & Co.	105	10,154

Technology Hardware, Storage & Peripherals – 2.2%
Apple, Inc.	151	15,188

Tobacco – 2.3%
Philip Morris International, Inc.	192	15,979

TOTAL COMMON STOCKS – 98.0%		$678,107
(Cost: $479,427)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.5%
BorgWarner, Inc.,
0.260%, 10-22-14 (A)	$4,000	3,999
Mondelez International, Inc.,
0.140%, 10-1-14 (A)	3,002	3,002
USAA Capital Corp.,
0.060%, 10-1-14 (A)	3,317	3,317

		10,318

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.102%, 10-7-14 (B)	1,959	1,959

TOTAL SHORT-TERM SECURITIES – 1.8%		$12,277
(Cost: $12,277)

TOTAL INVESTMENT SECURITIES – 99.8%		$690,384
(Cost: $491,704)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		1,077

NET ASSETS – 100.0%		$691,461

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at September 30, 2014.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$678,107	$—	$—
Short-Term Securities	—	12,277	—
Total	$678,107	$12,277	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$491,704

Gross unrealized appreciation	203,581
Gross unrealized depreciation	(4,901)

Net unrealized appreciation	$198,680

SCHEDULE OF INVESTMENTS
Energy Fund (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels – 1.4%
Cameco Corp.	89	$1,567
Foresight Energy L.P.	90	1,639
Peabody Energy Corp.	79	976

		4,182

Construction & Engineering – 1.9%
Fluor Corp.	85	5,701

Electrical Components & Equipment – 0.7%
SolarCity Corp. (A)	37	2,190

Industrial Machinery – 1.6%
Flowserve Corp.	67	4,746

Integrated Oil & Gas – 6.4%
Chevron Corp.	24	2,888
Exxon Mobil Corp.	48	4,491
Occidental Petroleum Corp.	58	5,591
Royal Dutch Shell plc, Class A (B)	78	2,973
Suncor Energy, Inc.	76	2,740

		18,683

Oil & Gas Drilling – 4.5%
Helmerich & Payne, Inc.	47	4,600
Nabors Industries Ltd.	135	3,073
Patterson-UTI Energy, Inc.	167	5,434

		13,107

Oil & Gas Equipment & Services – 26.6%
Baker Hughes, Inc.	119	7,771
Basic Energy Services, Inc. (A)	169	3,670
Cameron International Corp. (A)	81	5,350
Core Laboratories N.V.	53	7,691
Dril-Quip, Inc. (A)	51	4,600
FMC Technologies, Inc. (A)	59	3,218
Forum Energy Technologies, Inc. (A)	146	4,483
Halliburton Co.	188	12,099
National Oilwell Varco, Inc.	63	4,787
Oceaneering International, Inc.	18	1,176
Schlumberger Ltd.	120	12,213
Superior Energy Services, Inc.	127	4,174
Weatherford International Ltd. (A)	334	6,949

		78,181

Oil & Gas Exploration & Production – 31.0%
Anadarko Petroleum Corp.	58	5,884
Antero Resources Corp. (A)	43	2,338
Athlon Energy, Inc. (A)	78	4,559
Bonanza Creek Energy, Inc. (A)	78	4,455
Cabot Oil & Gas Corp.	122	3,991
Canadian Natural Resources Ltd.	122	4,733
Cimarex Energy Co.	52	6,605
CNOOC Ltd. ADR	12	2,053
Concho Resources, Inc. (A)	20	2,502
ConocoPhillips	38	2,900
Continental Resources, Inc. (A)	87	5,777
EOG Resources, Inc.	77	7,601
Gulfport Energy Corp. (A)	57	3,038
Memorial Resource Development Corp. (A)	123	3,330
Newfield Exploration Co. (A)	97	3,590
Noble Energy, Inc.	100	6,809
Oasis Petroleum LLC (A)	56	2,360
Parsley Energy, Inc., Class A (A)	252	5,376
Pioneer Natural Resources Co.	13	2,590
Rice Energy, Inc. (A)	191	5,082
RSP Permian, Inc. (A)	91	2,314
Southwestern Energy Co. (A)	95	3,322

		91,209

Oil & Gas Refining & Marketing – 8.7%
HollyFrontier Corp.	32	1,411
Marathon Petroleum Corp.	68	5,715
Marathon Petroleum Corp. L.P.	74	4,362
Phillips 66	72	5,833
Tesoro Corp.	72	4,366
Valero Energy Corp.	86	3,975

		25,662

Oil & Gas Storage & Transportation – 11.3%
Enbridge, Inc.	63	3,021
Energy Transfer Equity L.P.	75	4,655
MarkWest Energy Partners L.P.	64	4,916
Phillips 66 Partners L.P.	81	5,393
Plains GP Holdings L.P., Class A	70	2,153
Targa Resources Corp.	42	5,747
Valero Energy Partners L.P.	48	2,144
Williams Co., Inc. (The)	95	5,242

		33,271

Railroads – 2.8%
Canadian Pacific Railway Ltd.	24	4,876
Kansas City Southern	26	3,163

		8,039

Specialized Finance – 0.8%
CME Group, Inc.	31	2,475

TOTAL COMMON STOCKS – 97.7%		$287,446
(Cost: $191,165)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.8%
Mondelez International, Inc.,
0.140%, 10-1-14 (C)	$2,198	2,198
Wisconsin Electric Power Co.,
0.110%, 10-3-14 (C)	3,000	3,000

		5,198

Master Note – 0.4%
Toyota Motor Credit Corp.,
0.102%, 10-7-14 (D)	1,298	1,298

TOTAL SHORT-TERM SECURITIES – 2.2%	$6,496
(Cost: $6,496)

TOTAL INVESTMENT SECURITIES – 99.9%	$293,942
(Cost: $197,661)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%	161

NET ASSETS – 100.0%	$294,103

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at September 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$287,446	$—	$—
Short-Term Securities	—	6,496	—
Total	$287,446	$6,496	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$197,661

Gross unrealized appreciation	100,357
Gross unrealized depreciation	(4,076)

Net unrealized appreciation	$96,281

SCHEDULE OF INVESTMENTS International Growth Fund (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia – 1.8%
Telstra Corp. Ltd. ADR	2,364	$10,970

Canada – 1.6%
Canadian Pacific Railway Ltd.	45	9,394

China – 5.5%
Alibaba Group Holding Ltd. ADR (A)	26	2,340
Baidu.com, Inc. ADR (A)	57	12,349
CAR, Inc. (A)(B)	3,643	5,248
Ctrip.com International Ltd. (A)	94	5,330
JD.com, Inc. ADR (A)	297	7,674

		32,941

France – 11.6%
Cap Gemini S.A.	165	11,858
Compagnie Generale des Etablissements Michelin, Class B	82	7,745
European Aeronautic Defence and Space Co.	181	11,403
L Air Liquide S.A.	49	5,992
LVMH Moet Hennessy – Louis Vuitton	44	7,074
Pinault-Printemps-Redoute S.A.	37	7,397
Safran	184	11,964
Vinci	98	5,687

		69,120

Germany – 6.8%
Bayer AG	81	11,338
Bayerische Motoren Werke AG	46	4,982
Continental AG	60	11,413
Fresenius SE & Co. KGaA	261	12,913

		40,646

Hong Kong – 1.4%
Galaxy Entertainment Group	1,401	8,137

India – 1.9%
ITC Ltd.	1,069	6,406
NMDC Ltd.	1,915	5,128

		11,534

Ireland – 1.5%
Smurfit Kappa Group plc	407	8,889

Israel – 2.6%
Teva Pharmaceutical Industries Ltd. ADR	288	15,474

Italy – 1.6%
Azimut Holding S.p.A.	367	9,281

Japan – 14.3%
Daihatsu Motor Co. Ltd.	352	5,594
Fuji Heavy Industries Ltd.	721	23,834
JGC Corp.	178	4,859
Komatsu Ltd.	436	10,093
Mitsubishi Electric Corp.	526	7,005
Nissin Kogyo Co. Ltd.	50	829
ORIX Corp.	636	8,771
Sumitomo Corp.	390	4,307
Sumitomo Mitsui Trust Holdings, Inc.	1,490	6,202
Tokyo Electron Ltd.	219	14,306

		85,800

Mexico – 1.5%
Grupo Financiero Banorte S.A.B. de C.V.	1,396	8,938

Netherlands – 2.6%
ASML Holding N.V., NY Registry Shares	71	7,057
Koninklijke Philips Electronics N.V., Ordinary Shares	268	8,540

		15,597

Portugal – 0.5%
Galp Energia SGPS S.A., Class B	170	2,768

South Korea – 2.0%
Hyundai Motor Co.	67	12,037

Spain – 1.9%
CaixaBank S.A.	1,826	11,116

Switzerland – 2.6%
Compagnie Financiere Richemont S.A.	63	5,142
Novartis AG, Registered Shares	112	10,580

		15,722

Taiwan – 1.5%
MediaTek, Inc.	608	9,004

United Kingdom – 11.5%
Aviva plc	864	7,333
BG Group plc	139	2,574
BP plc	10	72
Capita Group plc (The)	232	4,372
Experian plc	457	7,292
GlaxoSmithKline plc	389	8,912
Merlin Entertainments plc	909	5,170
Prudential plc	518	11,566
Royal Dutch Shell plc, Class A	245	9,402
Shire plc	141	12,243

		68,936

United States – 23.4%
Amazon.com, Inc. (A)	37	11,969
Biogen Idec, Inc. (A)	37	12,366
Cognizant Technology Solutions Corp., Class A (A)	347	15,549
Gilead Sciences, Inc. (A)	120	12,794
HCA Holdings, Inc. (A)	156	11,010
Hilton Worldwide Holdings, Inc. (A)	378	9,315
InBev N.V.	110	12,293
Limited Brands, Inc.	140	9,398
SBA Communications Corp. (A)	98	10,860
Schlumberger Ltd.	81	8,253
Twitter, Inc. (A)	164	8,459
Veeco Instruments, Inc. (A)	77	2,706
Visa, Inc., Class A	72	15,303

		140,275

TOTAL COMMON STOCKS – 98.1%		$586,579
(Cost: $499,934)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.9%
Army & Air Force Exchange Service,
0.080%, 10-27-14 (C)	$2,500	2,500
Kellogg Co.,
0.170%, 10-15-14 (C)	3,000	3,000

		5,500

Master Note – 0.6%
Toyota Motor Credit Corp.,
0.102%, 10-7-14 (D)	3,464	3,464

TOTAL SHORT-TERM SECURITIES – 1.5%		$8,964
(Cost: $8,964)

TOTAL INVESTMENT SECURITIES – 99.6%		$595,543
(Cost: $508,898)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		2,680

NET ASSETS – 100.0%		$598,223

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the total value of these securities amounted to $5,248 or 0.9% of net assets.

(C)	Rate shown is the yield to maturity at September 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Goldman Sachs International	3,040,550	10-10-14	$1,534	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$151,581	$—	$5,248
Consumer Staples	18,699	—	—

Energy	23,069	—	—
Financials	63,207	—	—
Health Care	107,631	—	—
Industrials	76,374	—	—
Information Technology	98,931	—	—
Materials	20,008	—	—
Telecommunication Services	21,831	—	—
Total Common Stocks	$581,331	$—	$5,248
Short-Term Securities	—	8,964	—
Total	$581,331	$8,964	$5,248
Forward Foreign Currency Contracts	$—	$1,534	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$508,898

Gross unrealized appreciation	98,869
Gross unrealized depreciation	(12,224)

Net unrealized appreciation	$86,645

SCHEDULE OF INVESTMENTS New Concepts Fund (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 2.1%
Expeditors International of Washington, Inc.	918	$37,252

Apparel Retail – 6.1%
DSW, Inc., Class A	576	17,342
Limited Brands, Inc.	398	26,687
Ross Stores, Inc.	497	37,530
Urban Outfitters, Inc. (A)	830	30,466

		112,025

Apparel, Accessories & Luxury Goods – 2.7%
Burberry Group plc (B)	930	22,793
Carter’s, Inc.	344	26,662

		49,455

Application Software – 2.2%
ANSYS, Inc. (A)	289	21,884
Solera Holdings, Inc.	331	18,665

		40,549

Asset Management & Custody Banks – 3.6%
Northern Trust Corp.	736	50,057
Oaktree Capital Group LLC	283	14,451

		64,508

Auto Parts & Equipment – 1.3%
Gentex Corp.	851	22,794

Biotechnology – 4.7%
ACADIA Pharmaceuticals, Inc. (A)	386	9,548
Alkermes plc (A)	401	17,182
BioMarin Pharmaceutical, Inc. (A)	320	23,064
Incyte Corp. (A)	197	9,651
Medivation, Inc. (A)	281	27,775

		87,220

Building Products – 2.0%
Fortune Brands Home & Security, Inc.	881	36,231

Communications Equipment – 1.9%
F5 Networks, Inc. (A)	295	34,976

Construction & Engineering – 1.0%
Jacobs Engineering Group, Inc. (A)	354	17,299

Construction Machinery & Heavy Trucks – 2.0%
Allison Transmission Holdings, Inc.	379	10,806
Joy Global, Inc.	457	24,943

		35,749

Data Processing & Outsourced Services – 2.9%
Alliance Data Systems Corp. (A)	94	23,223
Vantiv, Inc., Class A (A)	1,006	31,080

		54,303

Department Stores – 1.5%
Nordstrom, Inc.	411	28,076

Distillers & Vintners – 1.0%
Brown-Forman Corp., Class B	194	17,492

Distributors – 1.9%
LKQ Corp. (A)	1,312	34,878

Electrical Components & Equipment – 1.7%
Polypore International, Inc. (A)	770	29,977

Electronic Equipment & Instruments – 1.2%
FLIR Systems, Inc.	672	21,048

Environmental & Facilities Services – 1.5%
Stericycle, Inc. (A)	238	27,724

Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)	327	17,990

Health Care Distributors – 1.5%
Henry Schein, Inc. (A)	227	26,467

Health Care Equipment – 4.3%
Intuitive Surgical, Inc. (A)	99	45,707
Varian Medical Systems, Inc. (A)	406	32,500

		78,207

Health Care Facilities – 0.9%
Acadia Healthcare Co., Inc. (A)	350	16,975

Health Care Supplies – 2.8%
Align Technology, Inc. (A)	460	23,756
DENTSPLY International, Inc.	580	26,450

		50,206

Health Care Technology – 0.8%
Cerner Corp. (A)	245	14,574

Home Entertainment Software – 2.8%
Electronic Arts, Inc. (A)	1,400	49,861

Hotels, Resorts & Cruise Lines – 1.3%
Norwegian Cruise Line Holdings Ltd. (A)	640	23,060

Industrial Machinery – 1.7%
Flowserve Corp.	446	31,447

Internet Software & Services – 3.0%
Pandora Media, Inc. (A)	1,432	34,598
WebMD Health Corp., Class A (A)	453	18,933

		53,531

IT Consulting & Other Services – 1.6%
Teradata Corp. (A)	678	28,430

Leisure Products – 1.6%
Mattel, Inc.	936	28,685

Managed Health Care – 1.3%
Humana, Inc.	174	22,668

Oil & Gas Equipment & Services – 1.0%
Dril-Quip, Inc. (A)	205	18,282

Oil & Gas Exploration & Production – 5.2%
Cabot Oil & Gas Corp.	762	24,897
Continental Resources, Inc. (A)	481	31,947
Oasis Petroleum LLC (A)	345	14,405
Southwestern Energy Co. (A)	657	22,965

		94,214

Packaged Foods & Meats – 4.4%
Hain Celestial Group, Inc. (The) (A)	369	37,734
Mead Johnson Nutrition Co.	433	41,663

		79,397

Personal Products – 0.9%
Coty, Inc., Class A	1,020	16,884

Pharmaceuticals – 1.7%
Zoetis, Inc.	832	30,741

Regional Banks – 4.6%
First Republic Bank	682	33,666
Signature Bank (A)	329	36,874
UMB Financial Corp.	250	13,638

		84,178

Research & Consulting Services – 2.4%
CoStar Group, Inc. (A)	117	18,178
Verisk Analytics, Inc., Class A (A)	444	27,030

		45,208

Restaurants – 3.0%
Dunkin’ Brands Group, Inc.	708	31,746
Panera Bread Co., Class A (A)	134	21,822

		53,568

Semiconductors – 2.4%
Microchip Technology, Inc.	923	43,609

Specialized Finance – 0.3%
CME Group, Inc.	67	5,332

Specialty Chemicals – 0.7%
Valspar Corp. (The)	167	13,186

Specialty Stores – 3.3%
Tiffany & Co.	206	19,830
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	332	39,185

		59,015

Systems Software – 1.1%
ServiceNow, Inc. (A)	336	19,771

Trading Companies & Distributors – 2.2%
Fastenal Co.	889	39,913

TOTAL COMMON STOCKS – 99.1%		$1,796,955
(Cost: $1,410,688)

SHORT-TERM SECURITIES	Principal

Commercial Paper – 1.4%
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.190%, 10-23-14 (C)	$4,500	4,499
J.M. Smucker Co. (The),
0.260%, 10-28-14 (C)	5,000	4,999
Virginia Electric and Power Co.,
0.210%, 10-8-14 (C)	12,000	12,000
Wisconsin Gas LLC,
0.110%, 10-3-14 (C)	3,000	3,000

		24,498

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.102%, 10-7-14 (D)	1,806	1,806

TOTAL SHORT-TERM SECURITIES – 1.5%		$26,304
(Cost: $26,304)

TOTAL INVESTMENT SECURITIES – 100.6%		$1,823,259
(Cost: $1,436,992)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6%)		(11,261)

NET ASSETS – 100.0%		$1,811,998

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at September 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Pandora Media, Inc.	Citibank N.A.	Put	1,339	October 2014	$23.00	$99	$(76)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,796,955	$—	$—
Short-Term Securities	—	26,304	—
Total	$1,796,955	$26,304	$—
Liabilities
Written Options	$—	$76	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,436,991

Gross unrealized appreciation	428,713
Gross unrealized depreciation	(42,446)

Net unrealized appreciation	$386,267

SCHEDULE OF INVESTMENTS
Science and Technology Fund (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Application Software – 9.7%
ACI Worldwide, Inc. (A)	5,362	$100,593
Aspen Technology, Inc. (A)	4,373	164,953
Globant S.A. (A)	483	6,795
Mobileye N.V. (A)	272	14,598
Qlik Technologies, Inc. (A)	1,519	41,071
Silver Spring Networks, Inc. (A)(B)	3,624	34,967

		362,977

Biotechnology – 6.8%
Evogene Ltd. (A)	1,153	15,169
Isis Pharmaceuticals, Inc. (A)	2,031	78,848
Vertex Pharmaceuticals, Inc. (A)	1,404	157,695

		251,712

Building Products – 0.6%
Advanced Drainage Systems, Inc. (A)	1,119	23,450

Commodity Chemicals – 0.5%
BioAmber, Inc. (A)(B)	1,644	16,404

Communications Equipment – 0.9%
Ruckus Wireless, Inc. (A)	2,425	32,401

Construction & Engineering – 2.5%
Abengoa S.A., Class B (C)	4,292	22,670
Abengoa S.A., Class B ADR	2,676	71,154

		93,824

Consumer Electronics – 3.2%
Garmin Ltd.	831	43,214
Harman International Industries, Inc.	785	76,971

		120,185

Data Processing & Outsourced Services – 12.3%
Alliance Data Systems Corp. (A)	689	171,022
Euronet Worldwide, Inc. (A)	2,544	121,594
EVERTEC, Inc.	1,605	35,860
QIWI plc ADR	1,442	45,546
WNS (Holdings) Ltd. ADR (A)(B)	3,921	88,267

		462,289

Electrical Components & Equipment – 0.7%
SolarCity Corp. (A)	407	24,269

Electronic Components – 1.8%
Universal Display Corp. (A)	1,498	48,880
Vishay Intertechnology, Inc.	1,392	19,892

		68,772

Electronic Equipment & Instruments – 1.0%
FLIR Systems, Inc.	1,144	35,862

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)(B)	1,828	4,861

Health Care Equipment – 0.9%
Cardiovascular Systems, Inc. (A)	508	12,013
Volcano Corp. (A)	2,156	22,941

		34,954

Health Care Facilities – 1.4%
Tenet Healthcare Corp. (A)	883	52,465

Health Care Technology – 2.4%
Cerner Corp. (A)	1,505	89,629

Industrial Conglomerates – 1.6%
Toshiba Corp. (C)	12,618	58,468

Industrial Machinery – 2.5%
Pentair, Inc.	1,465	95,956

Integrated Telecommunication Services – 0.8%
Windstream Corp.	2,656	28,628

Internet Software & Services – 8.2%
21Vianet Group, Inc. ADR (A)	1,239	22,295
Alibaba Group Holding Ltd. ADR (A)	453	40,214
Facebook, Inc., Class A (A)	1,090	86,145
Google, Inc., Class A (A)	97	56,782
Google, Inc., Class C (A)	97	55,715
Twitter, Inc. (A)	842	43,425

		304,576

IT Consulting & Other Services – 6.0%
Acxiom Corp. (A)(B)	4,383	72,546
EPAM Systems, Inc. (A)	924	40,458
iGATE Corp. (A)(B)	3,003	110,270

		223,274

Office REITs – 0.9%
QTS Realty Trust, Inc., Class A	1,123	34,071

Pharmaceuticals – 2.2%
Teva Pharmaceutical Industries Ltd. ADR	1,520	81,684

Renewable Electricity – 0.5%
Abengoa Yield plc (A)	510	18,146

Semiconductor Equipment – 1.8%
Lam Research Corp.	303	22,642
Nanometrics, Inc. (A)	1,058	15,973
Photronics, Inc. (A)(B)	3,419	27,523

		66,138

Semiconductors – 24.3%
Broadcom Corp., Class A	497	20,085
Cree, Inc. (A)	3,218	131,782
Cypress Semiconductor Corp.	4,404	43,490
Dialog Semiconductor plc (A)(C)	1,760	49,453
Intel Corp.	1,103	38,413
Marvell Technology Group Ltd.	3,374	45,475
Micron Technology, Inc. (A)	10,324	353,698
Microsemi Corp. (A)	2,533	64,371
NXP Semiconductors N.V. (A)	1,267	86,673
Rambus, Inc. (A)	4,049	50,525
Semtech Corp. (A)	947	25,722

		909,687

Systems Software – 2.4%
Microsoft Corp.	1,907	88,385

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.	390	39,282

Wireless Telecommunication Service – 1.0%
Sprint Nextel Corp. (A)	6,281	39,823

TOTAL COMMON STOCKS – 98.1%		$3,662,172
(Cost: $2,214,198)

WARRANTS
Commodity Chemicals – 0.1%
BioAmber, Inc., Expires 5-9-17 (D)	1,423	3,486

TOTAL WARRANTS – 0.1%		$3,486
(Cost: $167)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Intel Corp.,
Call $37.00, Expires 1-16-15, OTC (Ctrpty: Credit Suisse (USA), Inc.)	17,809	1,567

TOTAL PURCHASED OPTIONS – 0.0%		$1,567
(Cost: $1,668)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.6%
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.080%, 10-6-14 (E)	$3,000	3,000
Bemis Co., Inc.,
0.240%, 10-6-14 (E)	3,000	3,000
DTE Electric Co.,
0.190%, 10-20-14 (E)	7,000	6,999
J.M. Smucker Co. (The),
0.260%, 10-28-14 (E)	5,000	4,999
Sysco Corp.,
0.060%, 10-1-14 (E)	1,010	1,010
Wisconsin Gas LLC,
0.110%, 10-3-14 (E)	3,000	3,000

		22,008

TOTAL SHORT-TERM SECURITIES – 0.6%		$22,008
(Cost: $22,008)

TOTAL INVESTMENT SECURITIES – 98.8%		$3,689,233
(Cost: $2,238,041)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		43,258

NET ASSETS – 100.0%		$3,732,491

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Rate shown is the yield to maturity at September 30, 2014.

The following written options were outstanding at September 30, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Intel Corp.	Credit Suisse (USA), Inc.	Put	21,250	January 2015	$31.00	$1,152	$(1,211)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
•	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,662,172	$—	$—
Warrants	—	3,486	—
Purchased Options	—	1,567	—
Short-Term Securities	—	22,008	—
Total	$3,662,172	$27,061	$—
Liabilities
Written Options	$—	$1,211	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,238,041

Gross unrealized appreciation	1,559,519
Gross unrealized depreciation	(108,327)

Net unrealized appreciation	$1,451,192

SCHEDULE OF INVESTMENTS Small Cap Fund (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics – 1.5%
Hub Group, Inc. (A)	310	$12,564

Apparel Retail – 2.7%
AnnTaylor Stores Corp. (A)	262	10,776
Zumiez, Inc. (A)	417	11,704

		22,480

Apparel, Accessories & Luxury Goods – 2.7%
Carter’s, Inc.	154	11,930
Fifth & Pacific Co., Inc. (A)	398	10,429

		22,359

Application Software – 5.5%
SS&C Technologies Holdings, Inc. (A)	269	11,802
Tyler Technologies, Inc. (A)	102	8,990
Ultimate Software Group, Inc. (The) (A)(B)	169	23,870

		44,662

Asset Management & Custody Banks – 1.3%
Financial Engines, Inc.	124	4,253
WisdomTree Investment, Inc. (A)	570	6,488

		10,741

Automotive Retail – 3.0%
Asbury Automotive Group, Inc. (A)	170	10,945
Lithia Motors, Inc.	184	13,927

		24,872

Biotechnology – 2.5%
ACADIA Pharmaceuticals, Inc. (A)	112	2,766
Cepheid (A)	409	17,999

		20,765

Broadcasting – 0.7%
Cumulus Media Inc., Class A (A)	800	3,224
Townsquare Media, Inc. (A)	221	2,659

		5,883

Building Products – 0.9%
Armstrong World Industries, Inc. (A)	139	7,773

Communications Equipment – 1.5%
Ciena Corp. (A)	478	7,995
Finisar Corp. (A)	275	4,567

		12,562

Construction & Engineering – 1.8%
Primoris Services Corp.	538	14,450

Construction Machinery & Heavy Trucks – 3.3%
Wabash National Corp. (A)	865	11,524
Westinghouse Air Brake Technologies Corp.	192	15,562

		27,086

Consumer Finance – 1.3%
First Cash Financial Services, Inc. (A)	197	11,033

Data Processing & Outsourced Services – 2.2%
Jack Henry & Associates, Inc. (B)	320	17,800

Distributors – 1.3%
Pool Corp.	198	10,665

Diversified Support Services – 2.2%
Portfolio Recovery Associates, Inc. (A)	343	17,911

Electrical Components & Equipment – 0.1%
Powell Industries, Inc.	17	707

Electronic Equipment & Instruments – 0.6%
MTS Systems Corp.	74	5,079

Electronic Manufacturing Services – 1.2%
IPG Photonics Corp. (A)	146	10,035

Environmental & Facilities Services – 2.5%
Team, Inc. (A)	110	4,163
Waste Connections, Inc.	329	15,972

		20,135

Food Distributors – 1.1%
United Natural Foods, Inc. (A)	146	8,973

General Merchandise Stores – 0.7%
Burlington Stores, Inc. (A)	153	6,099

Health Care Equipment – 4.8%
Cyberonics, Inc. (A)	79	4,037
DexCom, Inc. (A)	498	19,931
Heartware International, Inc. (A)	159	12,328
Novadaq Technologies, Inc. (A)	181	2,298

		38,594

Health Care Facilities – 0.7%
Surgical Care Affiliates, Inc. (A)	217	5,803

Health Care Supplies – 1.5%
Endologix, Inc. (A)	245	2,594
Spectranetics Corp. (The) (A)	376	9,995

		12,589

Health Care Technology – 1.0%
Medidata Solutions, Inc. (A)	182	8,070

Hotels, Resorts & Cruise Lines – 1.1%
La Quinta Holdings, Inc. (A)	473	8,975

Human Resource & Employment Services – 0.9%
Kforce, Inc.	392	7,671

Industrial Machinery – 4.2%
CLARCOR, Inc.	222	14,010
Graham Corp.	255	7,317
RBC Bearings, Inc.	86	4,871
Tennant Co.	109	7,302

		33,500

Internet Software & Services – 2.9%
ChannelAdvisor Corp. (A)	258	4,223
Demandware, Inc. (A)	263	13,372
Textura Corp. (A)	248	6,556

		24,151

Investment Banking & Brokerage – 1.0%
Moelis & Co., Class A	230	7,868

Leisure Facilities – 4.0%
Intrawest Resorts Holdings, Inc. (A)	625	6,039
Vail Resorts, Inc. (B)	307	26,627

		32,666

Office Services & Supplies – 1.3%
HNI Corp.	306	11,024

Oil & Gas Equipment & Services – 3.0%
Dril-Quip, Inc. (A)	77	6,850
Matrix Service Co. (A)	651	15,692
Natural Gas Services Group, Inc. (A)	90	2,174

		24,716

Oil & Gas Exploration & Production – 2.5%
Athlon Energy, Inc. (A)	241	14,004
RSP Permian, Inc. (A)	241	6,147

		20,151

Packaged Foods & Meats – 2.0%
B&G Foods, Inc.	271	7,458
Lance, Inc. (B)	352	9,325

		16,783

Real Estate Services – 0.6%
RE/MAX Holdings, Inc., Class A	153	4,561

Regional Banks – 6.8%
Bank of the Ozarks, Inc.	541	17,049
Cathay General Bancorp	392	9,726
IBERIABANK Corp.	143	8,951
SVB Financial Group (A)	184	20,568

		56,294

Restaurants – 4.5%
Del Frisco’s Restaurant Group, Inc. (A)	292	5,587
Fiesta Restaurant Group, Inc. (A)	218	10,845
Sonic Corp.	576	12,875
Zoe’s Kitchen, Inc. (A)	221	6,785

		36,092

Semiconductors – 2.4%
Diodes, Inc. (A)	151	3,617
Microsemi Corp. (A)	245	6,233
Power Integrations, Inc. (B)	179	9,660

		19,510

Specialty Stores – 0.8%
Cabela’s, Inc., Class A (A)(B)	106	6,261

Systems Software – 0.5%
A10 Networks, Inc. (A)	425	3,873

Trading Companies & Distributors – 3.6%
Rush Enterprises, Inc. (A)	478	15,983
Watsco, Inc.	154	13,306

		29,289

Trucking – 3.7%
Landstar System, Inc.	266	19,174
Saia, Inc. (A)	232	11,503

		30,677

TOTAL COMMON STOCKS – 94.4%		$773,752
(Cost: $566,492)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.7%
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.080%, 10-6-14 (C)	$3,100	3,100
Baxter International, Inc.,
0.250%, 10-8-14 (C)	5,000	5,000
Diageo Capital plc (GTD by Diageo plc),
0.260%, 10-7-14 (C)	4,000	4,000
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.080%, 10-9-14 (C)	4,000	4,000
McCormick & Co., Inc.,
0.150%, 10-6-14 (C)	10,000	9,999

PACCAR Financial Corp. (GTD by PACCAR, Inc.),
0.080%, 10-23-14 (C)	4,000	4,000
USAA Capital Corp.,
0.060%, 10-1-14 (C)	5,000	5,000
Virginia Electric and Power Co.,
0.210%, 10-3-14 (C)	4,000	4,000

		39,099

Master Note – 1.0%
Toyota Motor Credit Corp.,
0.102%, 10-7-14 (D)	8,010	8,010

TOTAL SHORT-TERM SECURITIES – 5.7%		$47,109
(Cost: $47,109)

TOTAL INVESTMENT SECURITIES – 100.1%		$820,861
(Cost: $613,601)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(1,011)

NET ASSETS – 100.0%		$819,850

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Rate shown is the yield to maturity at September 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at September 30, 2014:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee#	Unrealized (Depreciation)
JPMorgan Chase Bank N.A.	87,330	Biotech Custom Index	9-9-15	$8,748	1M LIBOR less 50 bps	$(443)

#	The Fund pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$773,752	$—	$—
Short-Term Securities	—	47,109	—
Total	$773,752	$47,109	$—
Liabilities
Swap Agreements	$—	$443	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$613,601

Gross unrealized appreciation	235,146
Gross unrealized depreciation	(27,886)

Net unrealized appreciation	$207,260

SCHEDULE OF INVESTMENTS Tax-Managed Equity Fund (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 2.9%
Boeing Co. (The)	35	$4,420
Precision Castparts Corp.	20	4,667

		9,087

Apparel Retail – 1.6%
Limited Brands, Inc.	76	5,090

Application Software – 2.1%
Adobe Systems, Inc. (A)	95	6,552

Biotechnology – 8.5%
Alexion Pharmaceuticals, Inc. (A)	19	3,200
Biogen Idec, Inc. (A)	22	7,279
Gilead Sciences, Inc. (A)	103	10,933
Incyte Corp. (A)	41	1,991
KYTHERA Biopharmaceuticals, Inc. (A)	52	1,700
Vertex Pharmaceuticals, Inc. (A)	17	1,853

		26,956

Brewers – 1.5%
Anheuser-Busch InBev S.A. ADR	44	4,877

Broadcasting – 1.7%
CBS Corp., Class B	102	5,478

Cable & Satellite – 4.0%
Comcast Corp., Class A	116	6,228
Time Warner Cable, Inc.	42	6,041

		12,269

Casinos & Gaming – 2.8%
Las Vegas Sands, Inc.	91	5,686
Wynn Resorts Ltd.	17	3,143

		8,829

Communications Equipment – 0.8%
F5 Networks, Inc. (A)	22	2,612

Construction Machinery & Heavy Trucks – 1.4%
Caterpillar, Inc.	45	4,427

Consumer Electronics – 1.4%
Harman International Industries, Inc.	46	4,490

Data Processing & Outsourced Services – 8.6%
FleetCor Technologies, Inc. (A)	42	5,983
MasterCard, Inc., Class A	141	10,423
Visa, Inc., Class A	51	10,796

		27,202

Food Retail – 1.4%
Casey’s General Stores, Inc.	61	4,350

Footwear – 2.6%
NIKE, Inc., Class B	93	8,305

Health Care Facilities – 4.6%
HCA Holdings, Inc. (A)	121	8,540
Universal Health Services, Inc., Class B	57	5,988

		14,528

Hotels, Resorts & Cruise Lines – 2.2%
Hilton Worldwide Holdings, Inc. (A)	162	3,978
Starwood Hotels & Resorts Worldwide, Inc.	38	3,145

		7,123

Hypermarkets & Super Centers – 1.1%
Costco Wholesale Corp.	29	3,590

Industrial Machinery – 3.5%
Flowserve Corp.	43	3,004
Pall Corp.	40	3,365
Pentair, Inc.	74	4,827

		11,196

Internet Retail – 6.4%
Amazon.com, Inc. (A)	25	7,991
JD.com, Inc. ADR (A)	199	5,137
priceline.com, Inc. (A)	6	6,951

		20,079

Internet Software & Services – 6.5%
Facebook, Inc., Class A (A)	83	6,521
Google, Inc., Class A (A)	8	4,766
Google, Inc., Class C (A)	8	4,677
Twitter, Inc. (A)	92	4,766

		20,730

Movies & Entertainment – 1.9%
Twenty-First Century Fox, Inc., Class A	177	6,083

Oil & Gas Equipment & Services – 4.0%
Halliburton Co.	83	5,374
Schlumberger Ltd.	72	7,332

		12,706

Packaged Foods & Meats – 0.9%
Mead Johnson Nutrition Co.	30	2,925

Personal Products – 1.3%
Estee Lauder Co., Inc. (The), Class A	55	4,072

Pharmaceuticals – 4.2%
Allergan, Inc.	44	7,769
Bristol-Myers Squibb Co.	111	5,696

		13,465

Railroads – 6.5%
Canadian Pacific Railway Ltd.	35	7,261
Kansas City Southern	40	4,884
Union Pacific Corp.	78	8,435

		20,580

Restaurants – 0.6%
Starbucks Corp.	25	1,879

Semiconductor Equipment – 1.7%
Applied Materials, Inc.	250	5,405

Technology Hardware, Storage & Peripherals – 4.0%
Apple, Inc.	126	12,659

Tobacco – 1.8%
Philip Morris International, Inc.	65	5,397

Trucking – 1.7%
J.B. Hunt Transport Services, Inc.	75	5,524

Wireless Telecommunication Service – 2.7%
SBA Communications Corp. (A)	78	8,617

TOTAL COMMON STOCKS – 96.9%		$307,082
(Cost: $200,973)

SHORT-TERM SECURITIES	Principal
Master Note – 1.1%
Toyota Motor Credit Corp.,
0.102%, 10-7-14 (B)	$3,465	3,465

TOTAL SHORT-TERM SECURITIES – 1.1%		$3,465
(Cost: $3,465)

TOTAL INVESTMENT SECURITIES – 98.0%		$310,547
(Cost: $204,438)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.0%		6,302

NET ASSETS – 100.0%		$316,849

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$307,082	$—	$—
Short-Term Securities	—	3,465	—
Total	$307,082	$3,465	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$204,438

Gross unrealized appreciation	107,473
Gross unrealized depreciation	(1,364)

Net unrealized appreciation	$106,109

SCHEDULE OF INVESTMENTS Value Fund (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Asset Management & Custody Banks – 2.4%
Blackstone Group L.P. (The)	560	$17,640
State Street Corp.	64	4,733

		22,373

Biotechnology – 2.2%
Amgen, Inc. (A)	149	20,858

Cable & Satellite – 3.8%
Time Warner Cable, Inc. (A)	248	35,629

Consumer Finance – 4.5%
Capital One Financial Corp.	507	41,406

Department Stores – 1.9%
Macy’s, Inc. (A)	305	17,739

Diversified Chemicals – 3.1%
Dow Chemical Co. (The)	542	28,396

Drug Retail – 2.8%
CVS Caremark Corp.	329	26,169

Electronic Equipment & Instruments – 3.1%
Xerox Corp.	2,160	28,577

General Merchandise Stores – 2.5%
Target Corp.	365	22,897

Health Care Distributors – 2.0%
McKesson Corp. (A)	96	18,766

Health Care Facilities – 2.2%
HCA Holdings, Inc. (A)(B)	294	20,733

Homebuilding – 1.6%
Pulte Homes, Inc.	843	14,893

Hotels, Resorts & Cruise Lines – 2.0%
Wyndham Worldwide Corp.	234	18,990

Integrated Oil & Gas – 3.3%
Occidental Petroleum Corp.	316	30,355

Life & Health Insurance – 2.4%
MetLife, Inc.	419	22,482

Managed Health Care – 4.1%
Humana, Inc.	191	24,859
WellPoint, Inc.	109	13,051

		37,910

Multi-Line Insurance – 2.7%
American International Group, Inc.	473	25,568

Oil & Gas Refining & Marketing – 5.9%
HollyFrontier Corp.	201	8,797
Marathon Petroleum Corp. (A)	333	28,233
Phillips 66	220	17,868

		54,898

Oil & Gas Storage & Transportation – 10.9%
Atlas Energy L.P. (A)	611	26,862
Atlas Pipeline Partners L.P.	764	27,857
MarkWest Energy Partners L.P.	156	12,015
Regency Energy Partners L.P.	871	28,427
VTTI Energy Partners L.P. (B)	277	6,939

		102,100

Other Diversified Financial Services – 8.7%
Citigroup, Inc.	834	43,234
JPMorgan Chase & Co.	619	37,264

		80,498

Pharmaceuticals – 3.2%
Teva Pharmaceutical Industries Ltd. ADR	551	29,627

Reinsurance – 3.0%
Reinsurance Group of America, Inc.	337	27,026

Soft Drinks – 1.9%
Coca-Cola Enterprises, Inc.	397	17,606

Specialty Chemicals – 2.7%
LyondellBasell Industries N.V., Class A	234	25,459

Technology Hardware, Storage & Peripherals – 8.9%
SanDisk Corp.	407	39,846
Western Digital Corp. (A)	443	43,064

		82,910

Tobacco – 3.5%
Philip Morris International, Inc.	395	32,935

TOTAL COMMON STOCKS – 95.3%		$886,800
(Cost: $662,617)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 3.9%
Baxter International, Inc.,
0.200%, 10-7-14 (C)	$5,000	5,000
Bemis Co., Inc.,
0.240%, 10-9-14 (C)	5,201	5,201
BMW U.S. Capital LLC (GTD by BMW AG),
0.090%, 10-9-14 (C)	5,000	5,000
Danaher Corp.,
0.090%, 10-9-14 (C)	5,000	5,000
Diageo Capital plc (GTD by Diageo plc),
0.260%, 10-7-14 (C)	6,000	5,999
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.180%, 10-31-14 (C)	300	300
St. Jude Medical, Inc.,
0.170%, 10-6-14 (C)	5,000	5,000
USAA Capital Corp.,
0.060%, 10-1-14 (C)	5,000	5,000

		36,500

Master Note – 0.5%
Toyota Motor Credit Corp.,
0.102%, 10-7-14 (D)	4,485	4,485

United States Government Agency Obligations – 0.2%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.110%, 10-7-14 (D)	1,728	1,728

TOTAL SHORT-TERM SECURITIES – 4.6%	$42,713
(Cost: $42,713)

TOTAL INVESTMENT SECURITIES – 99.9%	$929,513
(Cost: $705,330)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%	1,260

NET ASSETS – 100.0%	$930,773

Notes to Schedule of Investments

(A)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Amgen, Inc.	N/A	Call	170	October 2014	$145.00	$30	$(17)
Atlas Energy L.P.	N/A	Call	610	October 2014	50.00	41	(14)
First Republic Bank	N/A	Put	290	November 2014	40.00	14	(7)
HCA Holdings, Inc.	N/A	Call	415	December 2014	75.00	94	(80)
Macy’s, Inc.	N/A	Call	597	November 2014	65.00	45	(14)
Marathon Petroleum Corp.	N/A	Call	303	October 2014	95.00	51	(4)
McKesson Corp.	N/A	Call	491	October 2014	200.00	111	(53)
Time Warner Cable, Inc.	N/A	Call	604	January 2015	170.00	71	(23)
Western Digital Corp.	N/A	Call	270	October 2014	105.00	52	(3)
						$509	$(215)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$886,800	$—	$—
Short-Term Securities	—	42,713	—
Total	$886,800	$42,713	$—
Liabilities
Written Options	$167	$48	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$705,330

Gross unrealized appreciation	228,015
Gross unrealized depreciation	(3,832)

Net unrealized appreciation	$224,183

SCHEDULE OF INVESTMENTS Vanguard Fund (in thousands)	SEPTEMBER 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense – 4.2%
Boeing Co. (The)	264	$33,615
Precision Castparts Corp.	113	26,839

		60,454

Apparel Retail – 0.7%
Limited Brands, Inc.	149	9,967

Apparel, Accessories & Luxury Goods – 0.9%
Under Armour, Inc., Class A (A)	195	13,475

Application Software – 2.3%
Adobe Systems, Inc. (A)	472	32,637

Automotive Retail – 1.6%
AutoZone, Inc. (A)	18	8,919
O’Reilly Automotive, Inc. (A)	95	14,224

		23,143

Biotechnology – 13.6%
Biogen Idec, Inc. (A)	187	61,928
Celgene Corp. (A)	596	56,460
Gilead Sciences, Inc. (A)	708	75,409

		193,797

Brewers – 2.3%
Anheuser-Busch InBev S.A. ADR	294	32,567

Broadcasting – 2.3%
CBS Corp., Class B	613	32,801

Cable & Satellite – 1.7%
Comcast Corp., Class A	458	24,642

Casinos & Gaming – 2.6%
Las Vegas Sands, Inc.	303	18,850
Wynn Resorts Ltd.	97	18,072

		36,922

Construction Machinery & Heavy Trucks – 0.5%
Caterpillar, Inc.	69	6,784

Consumer Electronics – 2.7%
Harman International Industries, Inc.	398	38,990

Data Processing & Outsourced Services – 8.7%
FleetCor Technologies, Inc. (A)	192	27,244
MasterCard, Inc., Class A	777	57,415
Visa, Inc., Class A	197	41,991

		126,650

Diversified Chemicals – 1.5%
PPG Industries, Inc.	107	20,972

Electrical Components & Equipment – 0.5%
Rockwell Automation, Inc.	63	6,878

Footwear – 1.2%
NIKE, Inc., Class B	195	17,385

Health Care Facilities – 2.6%
HCA Holdings, Inc. (A)	528	37,199

Home Improvement Retail – 3.1%
Home Depot, Inc. (The)	465	42,640

Hotels, Resorts & Cruise Lines – 0.5%
Hilton Worldwide Holdings, Inc. (A)	301	7,421

Industrial Machinery – 2.9%
Flowserve Corp.	387	27,312
Pentair, Inc.	211	13,825

		41,137

Internet Retail – 2.2%
Amazon.com, Inc. (A)	54	17,476
priceline.com, Inc. (A)	12	14,019

		31,495

Internet Software & Services – 7.6%
Facebook, Inc., Class A (A)	669	52,871
Google, Inc., Class A (A)	39	22,948
Google, Inc., Class C (A)	50	28,984
LinkedIn Corp., Class A (A)	20	4,093

		108,896

IT Consulting & Other Services – 1.4%
Cognizant Technology Solutions Corp., Class A (A)	463	20,742

Motorcycle Manufacturers – 2.3%
Harley-Davidson, Inc.	561	32,662

Oil & Gas Equipment & Services – 2.9%
Schlumberger Ltd.	404	41,060

Oil & Gas Exploration & Production – 1.1%
EOG Resources, Inc.	162	16,002

Packaged Foods & Meats – 1.7%
Green Mountain Coffee Roasters, Inc.	189	24,556

Pharmaceuticals – 3.3%
Allergan, Inc.	141	25,090
Bristol-Myers Squibb Co.	445	22,790

		47,880

Railroads – 8.1%
Canadian Pacific Railway Ltd.	275	57,075
Kansas City Southern	138	16,701
Union Pacific Corp.	397	43,054

		116,830

Semiconductor Equipment – 3.2%
Applied Materials, Inc.	2,090	45,163

Semiconductors – 1.0%
NXP Semiconductors N.V. (A)	205	14,014

Specialty Stores – 1.1%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	137	16,130

Technology Hardware, Storage & Peripherals – 5.0%
Apple, Inc.	706	71,096

Tobacco – 0.9%
Philip Morris International, Inc.	162	13,519

Wireless Telecommunication Service – 1.5%
American Tower Corp., Class A	180	16,881
SBA Communications Corp. (A)	46	5,124

		22,005

TOTAL COMMON STOCKS – 99.7%		$1,428,511
(Cost: $916,160)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.5%
J.M. Smucker Co. (The),
0.260%, 10-28-14 (B)	$5,000	4,999
Wisconsin Electric Power Co.,
0.110%, 10-3-14 (B)	2,000	2,000

		6,999

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.102%, 10-7-14 (C)	299	299

TOTAL SHORT-TERM SECURITIES – 0.5%		$7,298
(Cost: $7,298)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,435,809
(Cost: $923,458)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2%)		(3,065)

NET ASSETS – 100.0%		$1,432,744

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
•	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,428,511	$—	$—
Short-Term Securities	—	7,298	—
Total	$1,428,511	$7,298	$—

As of September 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Cost	$923,458

Gross unrealized appreciation	519,447
Gross unrealized depreciation	(7,096)

Net unrealized appreciation	$512,351

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By:	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	November 26, 2014

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	November 26, 2014